NUVEEN LARGE CAP GROWTH OPPORTUNITIES FUND

SUPPLEMENT DATED NOVEMBER 8, 2016

TO THE SUMMARY PROSPECTUS DATED FEBRUARY 29, 2016

Effective immediately, Scott M. Mullinix is no longer a portfolio manager for the fund. David A. Chalupnik and Harold R. Goldstein will continue to serve as portfolio managers for the fund.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-LCGOS-1116P